INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of disclosure of component of income taxes in statement of financial position

	As at	As at
	December 31,	December 31,
	2021	2020
Income taxes payable	784	1,318
Deferred income tax liabilities	1,243	1,415

Schedule of disclosure of component of income taxes in income statement

	Year Ended December 31,
	2021	2020
Current period	901	1,194
Adjustment in respect of prior periods	97	127

Current Income Taxes	998	1,321

Deferred income tax recovery	(172)	(125)
Deferred Income Tax Recovery	(172)	(125)

Income Taxes	826	1,196

Schedule of deferred tax liability

	As at	As at
	December 31,	December 31,
	2021	2020
Intangible assets	1,196	1,415
Other	47	—
Deferred income tax liabilities	1,243	1,415

Schedule of Company's effective income tax rates

	Year Ended December 31,
	2021	2020
	%	%
Canadian statutory tax rate	26.5	26.5
Effect of tax rate in foreign jurisdictions	0.8	1.8
Impact of foreign currency translation	14.0	(3.1)
Non-deductible and non-taxable items	(18.8)	(5.6)
Remeasurement of contingent and deferred consideration	—	(18.4)
Accretion expense of contingent consideration	—	(2.1)
Share issue costs and financing costs	—	3.1
Capital losses from sale of discontinued operation	—	26.1
Change in tax benefits not recognized	(32.6)	(35.3)
Adjustments in respect of prior periods	(2.1)	0.8
Adjustment of prior year tax payable	—	1.8
Other	(0.2)	(4.6)
Effective Income Tax Rate Applicable to Loss Before Income Taxes	(12.4)	(9.0)

Schedule of deductible temporary differences

	Year Ended December 31,
	2021	2020

Income tax losses - Canada	29,647	22,609
Capital tax losses - Canada	28,479	26,323
Income tax losses - United Kingdom	2,329	1,743
Income tax losses - Malta	239	142
Property and equipment	1,565	1,660
Goodwill	2,519	—
Right-of-use assets	29	—
Share issuance costs	2,794	3,241
Total Unrecognized Deductible Temporary Differences	67,601	55,718

Schedule of Company's Canadian non-capital income tax losses expire

2026	105
2027	982
2028	911
2029	338
2030	227
2031	1,184
2032	1,727
2033	2,470
2034	1,205
2035	3,064
2036	1,606
2037	3,102
2038	2,097
2039	2,180
2040	3,238
2041	5,211
29,647